Profit from operations (Tables)	12 Months Ended
Dec. 31, 2020
Revenue [Abstract]
Summary of Employee Benefit Costs

(a) Employee benefit costs

	2020 £m	2019 £m	2018 £m

Wages and salaries	2,277	2,651	2,463

Social security costs	194	223	207

Other pension and retirement benefit costs (note 11)	182	227	212

Share-based payments - equity and cash-settled (note 24)	91	120	123

	2,744	3,221	3,005

Summary of Depreciation Amortisation and Impairment Costs

(b) Depreciation, amortisation and impairment costs

		2020 £m	2019 £m	2018 £m

Intangibles	– amortisation and impairment of trademarks and similar intangibles	360	508	377

	– amortisation and impairment of computer software	129	108	111

	– impairment of goodwill (note 3(h))	209	194	–

Property, plant and equipment	– depreciation and impairment	752	702	550

		1,450	1,512	1,038

Summary of Other Operating Expenses

(c) Other operating expenses include:

	2020 £m	2019 £m	2018 £m

Research and development expenses (excluding employee benefit costs and depreciation)	121	126	105

Exchange differences	(29)	22	(15)

Hedge ineffectiveness within operating profit	(3)	(5)	(8)

Expense relating to short-term leases	10	16	–

Expenses relating to leases of low-value assets	1	1	–

Gains arising from sale and leaseback transactions	(1)	–	–

Rent of plant and equipment (operating leases) - minimum lease payments	–	–	61

Rent of property (operating leases) - minimum lease payments	–	–	110

Auditor’s remuneration

Total expense for audit services pursuant to legislation:

– fees to KPMG LLP for Parent Company and Group audit	8.7	6.8	6.3

– fees to KPMG LLP firms and associates for local statutory and Group reporting audits	9.9	9.0	8.8

Total audit fees expense - KPMG LLP firms and associates	18.6	15.8	15.1

Audit fees expense to other firms	0.2	0.1	0.2

Total audit fees expense	18.8	15.9	15.3

Fees to KPMG LLP firms and associates for other services:

– audit-related assurance services	8.5	8.5	9.4

– other assurance services	0.5	0.5	0.3

– tax advisory services	–	–	–

– tax compliance	–	–	–

– audit of defined benefit schemes of the Company	0.5	0.4	0.4

– other non-audit services	–	–	–

	9.5	9.4	10.1

Summary of Restructuring and Integration Costs

	2020 £m	2019 £m	2018 £m

Employee benefit costs	91	364	176

Depreciation, amortisation and impairment costs	151	63	48

Other operating expenses	166	145	145

Other operating income	–	(7)	(6)

	408	565	363